Acquisitions - Schedule of assets acquired and liabilities assumed and allocation of consideration (Details) $ in Thousands, € in Millions						12 Months Ended
	Apr. 19, 2024 USD ($)	Feb. 02, 2024 USD ($)	Feb. 02, 2024 EUR (€)	Jan. 17, 2024 USD ($)	Apr. 06, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Acquisitions
Cash outflow, net of cash acquired						$ 4,699	$ 3,630
NGC
Acquisitions
Cash	$ 146
Accounts receivable, net	2,487
Prepaid expenses and other current assets	398
Inventories, net	3,400
Property, plant and equipment, net	10,858
Right-of-use assets	2,842
Goodwill	5,269
Deferred tax liabilities	(4,131)
Liabilities assumed	(13,084)
Net assets acquired	23,773
Consideration paid in cash	2,368
Equity consideration	15,053
Deferred consideration classified as a liability	6,352
Total consideration	23,773
Cash outflow, net of cash acquired	2,222
NGC | Licenses
Acquisitions
Intangible assets	15,387
NGC | Trade names
Acquisitions
Intangible assets	$ 201
Curaleaf Poland S.A.
Acquisitions
Cash		$ 48
Accounts receivable, net		414
Prepaid expenses and other current assets		2
Inventories, net		661
Property, plant and equipment, net		14
Goodwill		931
Deferred tax liabilities		(548)
Liabilities assumed		(891)
Net assets acquired		2,823
Consideration paid in cash		832
Equity consideration		773
Deferred consideration classified as a liability		1,218
Total consideration		2,823	€ 1.5
Cash outflow, net of cash acquired		784
Curaleaf Poland S.A. | Licenses
Acquisitions
Intangible assets		2,063
Curaleaf Poland S.A. | Trade names
Acquisitions
Intangible assets		97
Curaleaf Poland S.A. | Non-compete agreements
Acquisitions
Intangible assets		$ 32
Dark Heart
Acquisitions
Net assets acquired				$ 9,365
Consideration paid in cash				1,693
Cancelled loan (including accrued interest)				7,672
Total consideration				9,365
Dark Heart | Intellectual property and know-how
Acquisitions
Intangible assets				$ 9,365
Deseret
Acquisitions
Cash					$ 1,360
Prepaid expenses and other current assets					137
Inventories, net					807
Property, plant and equipment, net					1,692
Right-of-use assets					406
Other assets					57
Goodwill					7,002
Deferred tax liabilities					(3,339)
Liabilities assumed					(5,242)
Net assets acquired					14,620
Consideration paid in cash					2,067
Deferred consideration classified as a liability					12,553
Total consideration					14,620
Cash outflow, net of cash acquired					707
Deseret | Licenses
Acquisitions
Intangible assets					10,620
Deseret | Trade names
Acquisitions
Intangible assets					890
Deseret | Non-compete agreements
Acquisitions
Intangible assets					$ 230